Risk and sensitivity analysis (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of sensitivity analysis to foreign exchange risk	A 5 per cent decrease (weakening of the US dollar) or increase (strengthening of the US dollar) in these rates would have increased or decreased profit for the year and shareholders’ equity of the Group respectively as follows:

	31 Dec 2025 $m		31 Dec 2024 $m
Change in local currency to $ exchange rates	Decrease of 5%	Increase of 5%	Decrease of 5%	Increase of 5%
Profit after tax for the year	123	(111)	102	(92)
Shareholders’ equity	747	(676)	624	(565)

Schedule of sensitivity analysis to market risk

Base values	2025 $m	2024 $m
Profit after tax for the year for the Group	4,119	2,415
Group shareholders’ equity as at 31 Dec	20,117	17,492
CSM as at 31 Dec including JVs and associates	25,005	21,960

	31 Dec 2025 $m		31 Dec 2024 $m
Interest rates and consequential effects	-0.5%	+1%	-0.5%	+1%
Increase (decrease) to shareholders’ equity:
Financial assets note	8,805	(15,413)	7,690	(13,462)
Net insurance contract liabilities (including CSM) note	(8,169)	14,000	(7,324)	12,474
Net effect on shareholders' equity	568	(1,222)	348	(878)
Increase (decrease) to profit after tax:
Net effect on profit after tax	609	(1,299)	380	(940)
Increase (decrease) to CSM liability:
CSM note	390	(1,069)	395	(975)

	31 Dec 2025 $m		31 Dec 2024 $m
Equity/property market values	-20%	+10%	-20%	+10%
Increase (decrease) to shareholders’ equity:
Financial assets note	(16,935)	8,374	(14,133)	7,075
Net insurance contract liabilities (including CSM) note	15,802	(7,855)	13,132	(6,628)
Net effect on shareholders' equity	(756)	341	(689)	302
Increase (decrease) to profit after tax:
Net effect on profit after tax	(817)	370	(738)	325
Increase (decrease) to CSM liability:
CSM note	(1,937)	917	(1,479)	651
Note
The sensitivity effects shown above reflect the pre-tax effects on the financial assets, net insurance contract liabilities and CSM as presented on the Consolidated statement of financial position, together with the Group’s share of the relevant amounts of its joint ventures and associates. Changes to the results of the Africa insurance operations from interest rate or equity price changes would not materially impact the Group’s results.
Schedule of sensitivity analysis to insurance risk

	2025 $m
	Net effect on shareholders’ equity and profit after tax attributable to equity holders		Net effect on CSM
Sensitivity to insurance risk:	Gross of reinsurance	Net of reinsurance	Gross of reinsurance	Net of reinsurance
Maintenance expenses – 10% increase	(77)	(75)	(487)	(489)
Lapse rates – 10% increase	(152)	(110)	(1,620)	(1,775)
Mortality and morbidity – 5% increase	(115)	(105)	(813)	(341)

	2024 $m
	Net effect on shareholders’ equity and profit after tax attributable to equity holders		Net effect on CSM
Sensitivity to insurance risk:	Gross of reinsurance	Net of reinsurance	Gross of reinsurance	Net of reinsurance
Maintenance expenses – 10% increase	(73)	(72)	(422)	(424)
Lapse rates – 10% increase	(97)	(72)	(1,435)	(1,593)
Mortality and morbidity – 5% increase	(110)	(108)	(689)	(269)